Controlled entities	6 Months Ended
Dec. 31, 2025
Controlled entities [Abstract]
Controlled entities
Note 28. Controlled entities

The consolidated financial statements incorporate the assets, liabilities and results of the following subsidiaries in accordance with the accounting policy described in Note 1:

	Principal place of business /	Ownership interest	Ownership interest
Name	Country of incorporation	31-Dec-2025	30-Jun-2025
Ioneer USA Corporation	USA	100%	100%
Ioneer Minerals Corporation	USA	100%	100%
Ioneer Holdings USA Inc.	USA	100%	100%
Ioneer Holdings Nevada Inc.	USA	100%	100%
Gerlach Gold LLC	USA	100%	100%
Paradigm AZ LLC	USA	100%	100%
Ioneer Rhyolite Ridge Holdings LLC	USA	100%	100%
Ioneer Rhyolite Ridge Midco LLC	USA	100%	100%
Ioneer Rhyolite Ridge LLC	USA	100%	100%
Ioneer Canada ULC	Canada	100%	100%